                                                                    ------------
                                                                     BULK RATE
AMWAY MUTUAL FUND, INC.                                             U.S. POSTAGE
7575 Fulton Street East                                                 PAID
Ada, Michigan  49355-7150                                             ADA, MI
                                                                     PERMIT 100
                                                                    ------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                     AMWAY
                                    MUTUAL
                                     FUND,
                                      INC.
                                  SEMI-ANNUAL
                                     REPORT
                                      1997



                                     AMWAY
                                     MUTUAL
                                      FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            AMWAY MUTUAL FUND, INC.


Dear Shareholders:

    I am pleased to provide you with the Semi-Annual Report to Shareholders for Amway Mutual Fund, Inc., for the six months ended June 30, 1997. During the first six months of calendar year 1997, we have continued to experience another extraordinarily successful period for investments in stocks with performance well surpassing historical norms. Your Fund participated in that performance with a total return of 13.9%. The market continues to thrive due to several factors including relatively low and stable interest rates, economic growth, a low inflation rate and a stable global environment.

    Ark Investment Management, the sub-adviser for the Fund, has an investment style which continues to reflect a strong value discipline in the investment process. When considering Ark's investment strategy of maximizing value, the Fund has continued to perform well in the rising markets. Conversely, one of the primary objectives of the value strategy is to position the Fund to perform well in a declining market. During any market declines, they will be looking to take advantage of any downturns in the market by acquiring attractive long-term issues at a lower price, and on the other hand, they will be selling any issues that appear to be over valued during upward trends in the market.

    We continue to feel that investments in stocks will be rewarded over the long term. We will always use our best efforts to provide you with excellent long term results.

Sincerely,



James J. Rosloniec
President

DIRECTORS
Richard A. DeWitt
Allan D. Engel
Donald H. Johnson
Walter T. Jones
James J. Rosloniec

TRANSFER AGENT
Amway Stock Transfer Co.
7575 Fulton Street, East
Ada, Michigan  49355-7150

CUSTODIAN
Michigan National Bank
77 Monroe Center
Grand Rapids, Michigan  49501

AUDITORS
BDO Seidman, LLP
99 Monroe Avenue, N.W.
Grand Rapids, Michigan  49503

LEGAL MATTERS
John Dougherty
Attorney at Law
Suite 500
1155 Connecticut Ave., N.W.
Washington, DC  20036

INVESTMENT ADVISOR
Amway Management Company
7575 Fulton Street, East
Ada, Michigan  49355-7150

SUB-ADVISOR
Ark Asset Management Co., Inc.
One New York Plaza
New York, NY 10004

                                                                 August 26, 1997

                            AMWAY MUTUAL FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)


                                                      SHARES OR       MARKET
COMMON STOCK-98.46%                                   PAR VALUE       VALUE
                                                      ---------       ------
                                                                         $

APPAREL AND ACCESSORY STORES-1.33%
  Gap (The), Inc.                                        45,900      1,784,362

BANKING-3.33%
  Bankers Trust NY Corp.                                 12,800      1,113,600
  Chase Manhattan Corp. (New)                            10,200        990,038
  First Chicago NBD Corp.                                15,800        955,900
  Wells Fargo & Co.                                       5,200      1,401,400
                                                                  ------------
                                                                     4,460,938
                                                                  ------------

BUSINESS SERVICES-3.94%
  Nynex Corp.                                            46,300      2,668,038
  Xerox Corp.                                            33,000      2,602,875
                                                                  ------------
                                                                     5,270,913
                                                                  ------------
CHEMICALS & ALLIED PRODUCTS-4.08%
   American Home Products                                17,600      1,346,400
   Bristol-Meyers Squibb Co.                             11,000        891,000
   Dupont (E.I.) De Nemours & Co.                        36,500      2,294,937
   Grace (W.R.) & Co. Del (New)                           2,100        115,763
   Hercules, Inc.                                        16,900        809,087
                                                                  ------------
                                                                     5,457,187
                                                                  ------------

COMMUNICATION-8.22%
  AT&T Corp.                                             47,700      1,672,481
  Fluor Corp.                                            14,000        772,625
  GTE Corp.                                              61,900      2,715,863
  SBC Communications, Inc.                               23,400      1,447,875
  TCI Series - A TCI Group                             *139,200      2,066,250
  USWest Media Group                                    *37,000        749,250
  Viacom, Inc. Class B                                  *52,700      1,581,000
                                                                  ------------
                                                                    11,005,344
                                                                  ------------

ELECTRIC & ELECTRONIC EQUIPMENT-4.97%
  Alliedsignal, Inc.                                     21,200      1,780,800
  AMP Inc.                                               54,300      2,267,025
  Raytheon Co.                                           32,300      1,647,300
  Rockwell International Corp. (New)                     16,300        961,700
                                                                  ------------
                                                                     6,656,825
                                                                  ------------

ELECTRIC, GAS, & SANITARY SERVICES-4.48%
  Enron Corp.                                            58,600      2,391,613
  Texas Utilities Co.                                    60,600      2,086,912
  Waste Management, Inc.                                 47,000      1,509,875
                                                                  ------------
                                                                     5,988,400
                                                                  ------------

FABRICATED METAL PRODUCTS-1.34%
  Masco Corp.                                            42,800      1,786,900
                                                                  ------------

FOOD AND KINDRED PRODUCTS-4.56%
  Anheuser-Busch Cos., Inc.                              57,100      2,394,631
  Archer-Daniels-Midland                                133,676      3,141,386
  CPC International, Inc.                                 6,100        563,107
                                                                  ------------
                                                                     6,099,124
                                                                  ------------

FOOD STORES-1.42%
  Albertson's, Inc.                                      51,900      1,894,350

GENERAL MERCHANDISE STORES-6.25%
  Dillard's, Inc.                                        67,500      2,337,187
  Federated Department Stores                           *50,200      1,744,450
  May Dept. Stores Co.                                   37,800      1,786,050
  Sears, Roebuck & Company                               46,300      2,488,625
                                                                  ------------
                                                                     8,356,312
                                                                  ------------

HEALTH SERVICES-4.37%
  Columbia/HCA Healthcare Corp.                          99,100      3,895,869
  Humana, Inc.                                          *52,500      1,214,062
  United Healthcare Corp.                                14,100        733,200
                                                                  ------------
                                                                     5,843,131
                                                                  ------------

HOLDING AND OTHER INVESTMENT OFFICES-1.24%
  American General Corp.                                 34,800      1,661,700
                                                                  ------------
INSTRUMENTS AND RELATED PRODUCTS-1.67%
  Eastman Kodak Co.                                      29,100      2,233,425
                                                                  ------------

INSURANCE CARRIERS-10.27%
  Aetna Inc.                                             23,200      2,375,100
  Allstate Corp.                                         37,800      2,759,400
  Chubb Corp.                                            37,200      2,487,750
  General RECorporation                                  18,600      3,385,200
  Loews Corp.                                            21,200      2,122,650
  Unum Corp.                                             14,600        613,200
                                                                  ------------
                                                                    13,743,300
                                                                  ------------

LUMBER AND WOOD PRODUCTS-0.59%
  Georgia-Pacific Corp.                                   9,300        793,987
                                                                  ------------


   The accompanying notes are an integral part of these financial statements.

                            AMWAY MUTUAL FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                      SHARES OR       MARKET
COMMON STOCK-98.46%                                   PAR VALUE       VALUE
(CONTINUED)                                           ---------       ------
                                                                         $
MACHINERY, EXCEPT ELECTRICAL-6.76%
  Digital Equipment Corp.                               *19,400        687,488
  Dresser Industries, Inc.                               56,300      2,097,175
  Hewlett-Packard Co.                                    17,400        974,400
  International Business Machines                        47,500      4,283,906
  Seagate Technology                                    *28,600      1,006,362
                                                                  ------------
                                                                     9,049,331
                                                                  ------------

METAL MINING-1.82%
   Newmont Mining Corp.                                  62,400      2,433,600
                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES-0.00%
  Jan Bell Marketing Warrants                              *762              8
                                                                  ------------
OIL AND GAS EXTRACTION-6.94%
  Baker Huges, Inc.                                      39,100      1,512,681
  Burlington Resources                                   23,300      1,028,113
  Occidental Petroleum Corp.                            107,100      2,684,194
  Tenneco, Inc.                                          11,300        510,619
  Union Pacific Resources                                56,100      1,395,487
  Unocal Corp.                                           55,700      2,161,856
                                                                  ------------
                                                                     9,292,950
                                                                  ------------

  PAPER & ALLIED PRODUCTS-3.23%
  Champion International Corp.                           28,900      1,596,725
  James River Corp.                                      35,700      1,320,900
  Kimberly-Clark Corp.                                   28,200      1,402,950
                                                                  ------------
                                                                     4,320,575
                                                                  ------------

PETROLEUM & COAL PRODUCTS-2.64%
  Amerada Hess Corp.                                     31,600      1,755,775
  Atlantic Ritchfield Company                            16,300      1,149,150
  Texaco, Inc.                                            5,800        630,750
                                                                  ------------
                                                                     3,535,675
                                                                  ------------

  PRIMARY METAL INDUSTRIES-1.56%
  Aluminum Co. of America                                27,700      2,087,887
                                                                  ------------

PRINTING AND PUBLISHING-0.45%
  Gannett Co.                                             6,100        602,375
                                                                  ------------

RAILROAD TRANSPORTATION-3.98%
  Burlington Northern Santa Fe                           26,900      2,417,638
  CSX Corp.                                              52,500      2,913,750
                                                                  ------------
                                                                     5,331,388
                                                                  ------------

RUBBER AND MISC. PLASTICS PRODUCTS-0.40%
  Goodyear Tire & Rubber Co.                              8,400        531,825
                                                                  ------------

SECURITY & COMMODITY BROKERS & SERVICES-0.93%
  Morgan Stanley, Dean Witter                            29,000      1,248,812
                                                                  ------------

STONE, CLAY & GLASS PRODUCTS-1.64%
  PPG Industries                                         37,800      2,197,125
                                                                  ------------

TRANSPORTATION EQUIPMENT-6.05%
  Chrysler Corp.                                         82,400      2,703,750
  Ford Motor Co.                                         73,100      2,759,525
  Lockheed Martin Corp.                                  25,400      2,630,488
                                                                  ------------
                                                                     8,093,763
                                                                  ------------
  Total Common Stock-98.46%                                       $131,761,512
Cash (Michigan National Bank Money Market
   Account)-1.38%                                                 $  1,849,460
All Other Assets Less Liabilities-(0.16%)                         $    208,846
                                                                  ------------
NET ASSETS-100.00%                                                $133,819,818
                                                                  ------------
                                                                  ------------

*Non-dividend producing as of June 30, 1997.


   The accompanying notes are an integral part of these financial statements.

                            AMWAY MUTUAL FUND, INC.
                              STATEMENT OF ASSETS
                              AND LIABILITIES FOR
                              THE SIX MONTHS ENDED
                                 JUNE 30, 1997
                                  (UNAUDITED)

ASSETS:

  Investments in securities, at market
     (identified cost $114,882,002)
     (Notes 1-A, and 3)                                           $131,761,512
  Cash                                                               1,849,460
  Receivables:
     Securities sold                                                   722,347
     Dividends                                                         260,429
     Miscellaneous                                                      15,528
     Interest                                                            9,330
     Capital stock sold                                                  4,249
  Prepaid insurance                                                      7,566
                                                                  ------------
        TOTAL ASSETS                                               134,630,421
                                                                  ------------

LIABILITIES:
  Accounts payable:
     Securities purchased                                              551,876
     Advisory fee (Note 4)                                             172,356
     Capital stock redeemed                                             64,204
     Transfer agent fee (Note 4)                                        22,167
                                                                  ------------
        TOTAL LIABILITIES                                              810,603

NET ASSETS:
Capital stock (20,000,000 shares of $1.00
  par value authorized), amount paid in
  on 15,410,309 shares outstanding (Note 2)        $107,467,815
Undistributed net investment income                     728,380
Accumulated net realized gain on investments          8,744,113
Net unrealized appreciation on investments           16,879,510
                                                   ------------
Net assets equivalent to $8.68 per share                          $133,819,818
                                                                  ------------
                                                                  ------------

COMPUTATION OF MAXIMUM OFFERING PRICE OF THE
FUND'S SHARES-as of June 30, 1997:
  Net asset value per share
     ($133,819,818 DIVIDED BY 15,410,309)                               $ 8.68
  Offering price per share (net asset value
  plus sales commission)
     (1000/970 X $8.68)                                                 $ 8.95


                            AMWAY MUTUAL FUND, INC.
                            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 1997
                                  (UNAUDITED)


INVESTMENT INCOME:
  Income:
     Dividends                                                    $  1,184,835
     Interest                                                           91,530
     Securities Litigation Settlement                                   31,232
                                                                  ------------
        Total income                                                 1,307,597

  Expenses:
     Advisory fee (Note 4)                         $    342,628
     Transfer agent fee (Note 4)                        127,353
     Custodian fee                                       24,653
     Shareholder Communications                          20,815
     Data processing service (Note 5)                    15,380
     Audit fees                                          10,740
     Corporate taxes                                     10,317
     Insurance                                            9,021
     Registration fees                                    5,430
     Legal services                                       4,525
                                                   ------------

        Total expenses                                                 570,862
     Fees paid indirectly (Note 5)                                     (15,380)
                                                                  ------------
        Net Expenses                                                   555,482
                                                                  ------------
           NET INVESTMENT INCOME                                       752,115
                                                                  ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain (Note 3)                                         8,784,730
     Unrealized appreciation on investments:
        Beginning of year                             9,913,786
        June 30, 1997                                16,879,510
                                                   ------------

  Net change in unrealized appreciation
     on investments:                                                 6,965,724
                                                                  ------------
           NET GAIN ON INVESTMENTS                                  15,750,454
                                                                  ------------
           NET INCREASE IN NET ASSETS RESULTING
              FROM OPERATIONS                                      $16,502,569
                                                                  ------------
                                                                  ------------

      The accompanying notes are an integral part of these financial statements.

                            AMWAY MUTUAL FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    Six Months Ended       Year Ended
                                                                      June 30, 1997     December 31, 1996
                                                                       (Unaudited)         (Audited)
                                                                       -----------         ---------
NET ASSETS FROM OPERATIONS:
  Investment income-net                                               $    752,115        $  1,146,351
  Realized gain on investments-net                                       8,784,730          17,657,371
  Increase in unrealized appreciation-net                                6,965,724           1,783,552
                                                                      ------------        ------------
     Net increase in net assets resulting from operations               16,502,569          20,587,274
DISTRIBUTIONS TO SHAREHOLDERS:
  Investment income-net                                                         --          (1,149,246)
  Realized gain from investment transactions-net                                --         (17,613,452)
                                                                      ------------        ------------
     Total distributions to shareholders                                        --         (18,762,698)
                                                                      ------------        ------------
CAPITAL SHARE TRANSACTIONS: (Notes 2 and 4)
  Net proceeds from sale of shares                                      16,324,342          31,252,559
  Net asset value of shares issued to shareholders in
  reinvestment of investment income and realized gain from
  security transactions                                                         --          18,195,824
                                                                        16,324,342          49,448,383
  Payment for shares redeemed                                          (12,334,495)        (15,193,852)
                                                                      ------------        ------------

     Increase in net assets derived from capital share transactions      3,989,847          34,254,531
        Total increase                                                  20,492,416          36,079,107

NET ASSETS:
  Beginning of period                                                  113,327,402          77,248,295
                                                                      ------------        ------------
  End of period (includes undistributed (over-distributed) net
     investment income of $728,380 and ($23,735), respectively)       $133,819,818        $113,327,402
                                                                      ------------        ------------
                                                                      ------------        ------------



                               AMWAY MUTUAL FUND, INC.
                            NOTES TO FINANCIAL STATEMENTS
                                     (UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

    The company is registered under the Invested Company Act of 1940 as a diversified, open-end management investment company.

    (A) SECURITY VALUATION-Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it will be valued at the mean between the current closing bid and asked prices. Securities for which market quotations are not readily available, including any restricted securities, (none at June 30, 1997) and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of Directors.

    (B) FEDERAL INCOME TAXES-The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from substantially all Federal income taxes.

    (C) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME-Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

      The accompanying notes are an integral part of these financial statements.

                            AMWAY MUTUAL FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            (UNAUDITED) (CONTINUED)

NOTE 2-CAPITAL STOCK

    At June 30, 1997, there were 20,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock were as follows:

                                            Six Months           Year
                                              Ended              Ended
                                          June 30, 1997     December 31, 1996
                                          -------------     -----------------
       Shares:
         Outstanding, beginning of period   14,871,253          10,399,006
                                            ----------
         Sold                                2,097,680           3,924,168
         Issued in payment of dividends             --           2,435,854
                                            ----------          ----------
                                             2,097,680           6,360,022
         Redeemed                            1,558,624           1,887,775
                                            ----------          ----------
         Net increase for the period           539,056           4,472,247
                                            ----------          ----------
         Outstanding, end of period         15,410,309          14,871,253
                                            ----------          ----------
                                            ----------          ----------

NOTE 3-INVESTMENT TRANSACTIONS

    At June 30, 1997, for federal income tax purposes, the cost of investments owned was $114,887,303. Aggregate gross unrealized gains on securities in which there was an excess of market value over tax cost was $18,385,681. Aggregate gross unrealized losses on securities in which there was an excess of tax cost over market value was $1,511,471. Net unrealized gains for tax purposes was $16,874,210 at June 30, 1997.

    Realized gains from sales of investments were determined on the basis of specific identification. For tax purposes gains of $8,774,238 were realized on investments.

    For the period ended June 30, 1997, cost of purchases and proceeds from sales of investments, other than corporate short-term notes, aggregated $68,585,066 and $64,341,175, respectively.

NOTE 4-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment advisory and service contract between the Fund and Amway Management Company provides for an annual investment advisory and management fee, computed daily and payable quarterly, of .55 of 1% of total net assets.
The advisory fees incurred by the Fund amounted to $342,628 for the period ended June 30, 1997. Under the Principal Underwriter Agreement between the Fund and Amway Management Company, the adviser receives a net commission for the distribution of the Fund's shares. This commission amounted to $464,420 for the period ended June 30, 1997.

    Amway Stock Transfer Co. acts as the Fund's agent for transfer of the Fund's shares and disbursement of the Fund's distributions. The transfer agent fee incurred by the Fund amounted to $127,353 for the period ended June 30, 1997.

    A beneficial shareholder of Amway Management Company and Amway Stock Transfer Company is also a beneficial shareholder of approximately 19% (as of June 30, 1997) of the outstanding capital shares of the Fund.

    The officers serve without compensation from the Fund. Directors' fees, amounting to $7,500 for the period ended June 30, 1997 were paid by Amway Management Company, the Fund's investment adviser. The director's payments consist of an annual retainer plus a per meeting fee.

    The accompanying notes are an integral part of these financial statements.

                            AMWAY MUTUAL FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                            (UNAUDITED) (CONTINUED)

NOTE 5-DATA PROCESSING SERVICE

    Portfolio accounting services for the Fund in the amount of $15,380 for the period ended June 30, 1997 are paid for through the use of directed brokerage commissions.

NOTE 6-MATERIAL ISSUANCE OF STOCK

    A certain class of distributors of Amway Corporation and Amway of Canada, Ltd. ("corporations") received from each corporation part of its distributor's profit-sharing bonus in Amway Mutual Fund, Inc. common stock shares. On January 9, 1997, the corporations purchased 1,657,275 Amway Mutual Fund shares valued at $12,777,588 (based on the net asset value of $7.71 per share) and transferred the shares to these distributors.

                            AMWAY MUTUAL FUND, INC.
                           SUPPLEMENTARY INFORMATION
          (Selected data for each share of capital stock outstanding throughout each period.)



                                                               Six Months         Year Ended
       Financial Highlights                                      Ended              December
          (Introduction)                                     June 30, 1997          31, 1996
                                                              (Unaudited)          (Audited)
                                                               ----------          ---------
Net Asset Value, Beginning of Period                          $       7.62        $       7.43
    Income From Investment Operations
    Net Investment Income                                              .05                 .10
    Net Gain (Loss) on Securities (both realized
      and unrealized)                                                 1.01                1.59
                                                              ------------        ------------
    Total From Investment Operations                                  1.06                1.69
    Less Distributions
    Dividends (from net investment income)                              --                 .09
    Distributions (from capital gains)                                  --                1.41
    Returns of Capital                                                  --                  --
                                                              ------------        ------------
    Total Distributions                                                 --                1.50
                                                              ------------        ------------
Net Asset Value, End of Period                                $       8.68        $       7.62
                                                              ------------        ------------
                                                              ------------        ------------
Total Return*                                                       13.91%              23.18%
                                                              ------------        ------------
                                                              ------------        ------------
Ratios/Supplemental Data
Net Assets, End of Period                                      133,819,818         113,327,402
Ratio of Expenses to Average Net Assets                                .5%                1.0%
Ratio of Net Income to Average Net Assets                              .6%                1.2%
Portfolio Turnover Rate                                              53.2%              100.4%
Average commission rate per share                             $      .0583        $      .0600


*The 3% sales charge is not reflected in the total return and the six months ended June 30, 1997 is not annualized but an aggregate total return for the period.

    This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only if preceded or accompanied by an effective Prospectus.

      The accompanying notes are an integral part of these financial statements.


8